Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001938865
Document Type	6-K
Document Fiscal Year Focus	2026
Entity Registrant Name	TOP KINGWIN LTD
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity File Number	001-41672